Warrant Liability (Details 1) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Summary of fair value measurements using significant unobservable inputs (Level 3)
Warrant liability, Beginning balance	$ 2,434,101	$ 3,789,562
Decrease from Warrants Exercised in 2016		(2,557,331)
Increase decrease in Fair Value	1,285,485	1,201,870
Warrant liability, Ending balance	$ 1,148,616	$ 2,434,101